Stock-Based Compensation - Narrative (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2017 shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) individual $ / shares	Dec. 31, 2019 USD ($) individual	Dec. 31, 2018 USD ($) individual
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total aggregate shares authorized (in shares) | shares	279,192
Voting rights	10.00%
Minimum percent of fair value of common stock	110.00%
Award expiration period	10 years
Vesting period	4 years
Total stock-based compensation expense		$ 164,962,000	$ 815,000	$ 120,231,000	$ 5,482,000	$ 5,605,000
Stock-based compensation liabilities		297,000,000.0		132,000,000.0	11,800,000
Common stock class B issued pursuant to stock options		340,500,000		160,600,000
Cash received from stock option exercise		$ 422,000	$ 0	$ 100,000	$ 0	$ 0
Dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%
Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options exercisable (in dollars per share) | $ / shares		$ 18.94		$ 18.94
Vested portion of fair value of stock options		$ 174,200,000		$ 80,000,000.0
Unrecognized stock-based compensation cost on the unvested stock options		$ 600,000		$ 500,000
Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options exercisable (in dollars per share) | $ / shares		$ 0.80		$ 0.74
Vested portion of fair value of stock options		$ 122,800,000		$ 52,000,000.0
Unrecognized stock-based compensation cost on the unvested stock options		$ 42,900,000		$ 28,100,000
2017 Stock Incentive Plan | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options exercisable (in dollars per share) | $ / shares		$ 18.94		$ 18.94
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years
Total stock-based compensation expense		$ 0	$ 0	$ 0	$ 0	$ 0
Stock Appreciation Rights (SARs) | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted (in shares) | individual				0	0	1
Stock Appreciation Rights (SARs) | Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted (in shares) | individual				0	0	1
Options to purchase common stock | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average vesting period for compensation cost		3 months 18 days		3 months 18 days
Options to purchase common stock | Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average vesting period for compensation cost		10 months 24 days		10 months 24 days